Summary of significant accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of summary of significant accounting policies [line items]
Term of financial liability settlement	12 months
Maturity of cash and cash equivalent	three months or less
Bottom of Range | Technology
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of Range | Trade Names and Trademarks
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of Range | Customer and Publisher Relationships
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Top of Range
Disclosure of summary of significant accounting policies [line items]
Duration podcast content assets expected to be consumed (less than)	3 years
Average duration of investment portfolio (less than)	2 years
Top of Range | Technology
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years
Top of Range | Trade Names and Trademarks
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	8 years
Top of Range | Customer and Publisher Relationships
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	10 years
Property and equipment | Bottom of Range
Disclosure of summary of significant accounting policies [line items]
Expected lease term	1 year
Estimated useful lives, property, plant and equipment	3 years
Property and equipment | Top of Range
Disclosure of summary of significant accounting policies [line items]
Expected lease term	12 years
Estimated useful lives, property, plant and equipment	5 years
Leasehold improvements
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives description	shorter of the lease term or useful life